Salaries and social security taxes payable (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total non-current	$ 2,449	$ 2,402
Total current	26,636	29,084
Seniority based bonus [Member]
IfrsStatementLineItems [Line Items]
Total non-current	2,449	2,402
Salaries payable and provisions member
IfrsStatementLineItems [Line Items]
Total current	23,375	25,719
Social security payable member
IfrsStatementLineItems [Line Items]
Total current	2,988	3,276
Early retirements payable member
IfrsStatementLineItems [Line Items]
Total current	$ 273	$ 89